RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant.  In Addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled "Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies ("SPACs")" (the "SEC Statement"). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement, dated as of July 13, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the "Warrant Agreement").

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.  In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period (including on October 2, 2020 and December 31, 2020) and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 2, 2020 (audited)
Warrant Liability	$—	$19,548,000	$19,548,000
Ordinary Shares Subject to Possible Redemption	218,459,760	(19,548,000)	198,911,760
Class A Ordinary Shares	115	196	311
Additional Paid-in Capital	5,002,794	(196)	5,002,598

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$32,844,000	$32,844,000
Ordinary Shares Subject to Possible Redemption	217,456,840	(32,844,000)	184,612,840
Class A Ordinary Shares	125	329	454
Additional Paid-in Capital	6,005,704	13,295,671	19,301,375
Accumulated Deficit	(1,006,396)	(13,296,000)	(14,302,396)

Period from August 4, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(13,296,000)	$(13,296,000)
Net loss	(1,006,396)	(13,296,000)	(14,302,396)
Basic and diluted net loss per share, Class B	(0.18)	(2.43)	(2.61)

Cash Flow Statement for the Period from August 4, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(1,006,396)	$(13,296,000)	$(14,302,396)
Change in fair value of warrant liability	—	13,296,000	13,296,000
Initial classification of warrant liability	—	19,548,000	19,548,000
Initial classification of common stock subject to possible redemption	218,459,760	(19,548,000)	198,911,760
Change in value of common stock subject to possible redemption	(1,002,920)	(13,296,000)	(14,298,920)